                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                 Investment Company Act file number: 811-07117

                      Morgan Stanley Limited Duration Fund
               (Exact name of registrant as specified in charter)

                   522 Fifth Avenue, New York, New York 10036
               (Address of principal executive offices) (Zip code)

                                Ronald E. Robison
                   522 Fifth Avenue, New York, New York 10036
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-296-6990

Date of fiscal year end: April 30, 2008

Date of reporting period: January 31, 2008

ITEM 1. SCHEDULE OF INVESTMENTS.

The Fund's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

MORGAN STANLEY LIMITED DURATION FUND
PORTFOLIO OF INVESTMENTS JANUARY 31, 2008 (UNAUDITED)

PRINCIPAL
AMOUNT IN                                                                   COUPON        MATURITY
THOUSANDS                                                                    RATE           DATE            VALUE
---------                                                                   ------   -----------------   -----------
            CORPORATE BONDS (36.6%)
            Aerospace & Defense (0.4%)
     $325   Bae Systems Holdings Inc. - 144A*                                 4.75%     08/15/10         $   333,503
                                                                                                         -----------
            Air Freight/Couriers (0.3%)
      245   FedEx Corp.                                                       5.50      08/15/09             251,090
                                                                                                         -----------
            Beverages: Alcoholic (0.4%)
      330   Miller Brewing Co. - 144A*                                        4.25      08/15/08             331,330
                                                                                                         -----------
            Cable/Satellite TV (0.6%)
      410   Comcast Cable Communications, Inc.                               6.875      06/15/09             424,709
      150   Cox Communications, Inc. - 144A*                                 4.625      01/15/10             150,506
                                                                                                         -----------
                                                                                                             575,215
                                                                                                         -----------
            Chemicals: Major Diversified (0.3%)
      275   ICI Wilmington Inc.                                              4.375      12/01/08             276,623
                                                                                                         -----------
            Containers/Packaging (0.2%)
      145   Sealed Air Corp. - 144A*                                          6.95      05/15/09             149,831
                                                                                                         -----------
            Department Stores (0.6%)
      160   Federated Department Stores, Inc.                                 6.30      04/01/09             162,416
      340   JC Penney Corp., Inc.                                            7.375      08/15/08             344,145
                                                                                                         -----------
                                                                                                             506,561
                                                                                                         -----------
            Drugstore Chains (0.4%)
      355   CVS Corp.                                                         4.00      09/15/09             354,399
                                                                                                         -----------
            Electric Utilities (5.5%)
      475   Baltimore Gas & Electric Co.                                     6.625      03/15/08             476,006
      315   Columbus Southern Power Co.                                       4.40      12/01/10             321,335
      315   Consumers Energy Co. (Series H)                                   4.80      02/17/09             317,071
      285   Detroit Edison Co. (The)                                         6.125      10/01/10             301,630
      350   Dominion Resources, Inc. (Series A)                              5.687      05/15/08             351,483
      335   Duke Energy Corp.                                                 3.75      03/05/08             334,816
      185   Entergy Gulf States, Inc.                                         3.60      06/01/08             184,129
      295   Entergy Gulf States, Inc.                                        5.524+     12/01/09             288,498
      605   FPL Group Capital Inc.                                           5.551      02/16/08             605,202
      170   Keyspan Corp.                                                     4.90      05/16/08             170,262
      285   Pacific Gas & Electric Co.                                        3.60      03/01/09             284,869
      595   Peco Energy Co.                                                   3.50      05/01/08             593,830
      450   Southwestern Public Service Co. (Series A)                        6.20      03/01/09             459,836
      375   Texas-New Mexico Power Co.                                        6.25      01/15/09             382,663
                                                                                                         -----------
                                                                                                           5,071,630
                                                                                                         -----------
            Finance/Rental/Leasing (2.2%)
      220   American Honda Finance Corp. - 144A*                              3.85      11/06/08             220,836
      300   Capmark Financial Group Inc. - 144A*                             5.875      05/10/12             219,669
      695   CIT Group Inc. (Series MTN)                                       4.75      08/15/08             692,791
      510   Countrywide Home Loans, Inc. (Series L)                           3.25      05/21/08             492,983
      130   Residential Capital Corp.                                         7.50      02/22/11              81,900
      300   SLM Corp.                                                         4.00      01/15/10             278,556
                                                                                                         -----------
                                                                                                           1,986,735
                                                                                                         -----------
            Financial Conglomerates (1.4%)
       85   Chase Manhattan Corp.                                             6.00      02/15/09              86,658
      145   Chase Manhattan Corp.                                             7.00      11/15/09             153,170
      165   Citigroup Inc.                                                   4.625      08/03/10             167,634
      345   Citigroup Inc.                                                   3.625      02/09/09             345,186
      140   JPMorgan Chase & Co.                                              6.75      02/01/11             149,864
      425   Pricoa Global Funding I - 144A*                                   3.90      12/15/08             425,732
                                                                                                         -----------
                                                                                                           1,328,244
                                                                                                         -----------
            Food Retail (0.7%)
      290   Fred Meyer, Inc.                                                  7.45      03/01/08             290,719
      290   Safeway Inc.                                                      7.50      09/15/09             306,751
                                                                                                         -----------
                                                                                                             597,470
                                                                                                         -----------
            Food: Major Diversified (1.0%)
      485   Kraft Foods Inc.                                                 4.125      11/12/09             485,564

      405   Sara Lee Corp.                                                    2.75      06/15/08             403,651
                                                                                                         -----------
                                                                                                             889,215
                                                                                                         -----------
            Gas Distributors (0.7%)
      320   NiSource Finance Corp.                                           5.585+     11/23/09             312,321
      345   Sempra Energy                                                     4.75      05/15/09             349,497
                                                                                                         -----------
                                                                                                             661,818
                                                                                                         -----------
            Home Improvement Chains (0.4%)
      330   Home Depot Inc.                                                  5.116+     12/16/09             323,067
                                                                                                         -----------
            Industrial Conglomerates (0.4%)
      400   Textron Financial Corp.                                          4.125      03/03/08             400,295
                                                                                                         -----------
            Integrated Oil (0.4%)
      360   Phillips Pete Co.                                                 8.75      05/25/10             401,102
                                                                                                         -----------
            Investment Banks/Brokers (0.8%)
      355   Goldman Sachs Group Inc. (The)                                   6.875      01/15/11             384,860
      165   Lehman Brothers Holdings Inc.                                    5.094+     12/23/10             157,508
      215   Lehman Brothers Holdings Inc.                                    4.934+     12/23/08             212,072
                                                                                                         -----------
                                                                                                             754,440
                                                                                                         -----------
            Investment Managers (0.3%)
      230   Mellon Funding Corp.                                              6.40      05/14/11             248,739
                                                                                                         -----------
            Life/Health Insurance (1.6%)
      585   John Hancock Financial Services, Inc.                            5.625      12/01/08             596,898
      410   Met Life Global - 144A*                                          4.625      08/19/10             424,525
       65   Monumental Global Funding II - 144A*                              3.85      03/03/08              64,990
      350   Monumental Global Funding II - 144A*                             4.375      07/30/09             351,259
                                                                                                         -----------
                                                                                                           1,437,672
                                                                                                         -----------
            Major Banks (5.8%)
      510   Banco Santander Central Hispano Issuances Ltd. (Cayman
               Islands)                                                      7.625      11/03/09             544,050
      200   Bank of America Corp.                                            3.375      02/17/09             200,106
      155   Credit Suisse USA Inc.                                           6.125      11/15/11             164,983
      510   HBOS Treasury Services PLC - 144A* (United Kingdom)              5.625      07/20/09             524,858
      850   HSBC Finance Corp.                                                6.75      05/15/11             895,331
      355   MBNA Corp. (Series F)                                            5.308+     05/05/08             355,466
      315   Popular North America, Inc. (Series F)                            5.65      04/15/09             313,113
      585   Suntrust Bank Atlanta                                             4.55      05/25/09             589,801
      400   Unicredit Luxembourg Finance S.A. - 144A* (Luxembourg)           3.768+     10/24/08             399,390
      700   Wachovia Corp.                                                    5.35      03/15/11             721,871
      365   Well Fargo & Co.                                                  3.12      08/15/08             363,428
      250   Wells Fargo Bank NA                                               6.45      02/01/11             265,965
                                                                                                         -----------
                                                                                                           5,338,362
                                                                                                         -----------
            Major Telecommunications (1.7%)
      390   AT&T Inc.                                                        4.978+     02/05/10             386,810
      135   British Telecommunications PLC (United Kingdom)                  8.625      12/15/10             150,580
      325   Deutsche Telekom International Finance BV (Netherlands)           8.00      06/15/10             350,622
      280   Sprint Nextel Corp.                                              5.243+     06/28/10             269,995
      425   Telecom Italia Capital SA (Luxembourg)                           4.875      10/01/10             430,600
                                                                                                         -----------
                                                                                                           1,588,607
                                                                                                         -----------
            Managed Health Care (0.5%)
      480   UnitedHealth Group Inc.                                          4.125      08/15/09             482,156
                                                                                                         -----------
            Media Conglomerates (0.9%)
      400   Time Warner, Inc.                                                5.109+     11/13/09             388,414
      155   Viacom Inc.                                                      5.341+     06/16/09             153,888
      300   Viacom Inc.                                                       5.75      04/30/11             307,682
                                                                                                         -----------
                                                                                                             849,984
                                                                                                         -----------
            Medical Specialties (1.0%)
      605   Baxter International, Inc.                                       5.196      02/16/08             605,286
      310   Hospira, Inc.                                                    5.711+     03/30/10             306,589
                                                                                                         -----------
                                                                                                             911,875
                                                                                                         -----------
            Motor Vehicles (0.7%)
      345   DaimlerChrysler North American Holdings Co                       5.541+     03/13/09             342,829
      295   DaimlerChrysler North American Holdings Co.                       4.05      06/04/08             295,447
                                                                                                         -----------
                                                                                                             638,276
                                                                                                         -----------
            Multi-Line Insurance (1.4%)
      540   American General Finance Corp. (Series MTN H)                    4.625      09/01/10             545,681
      125   Equitable Co.                                                     6.50      04/01/08             125,681
      490   Hartford Financial Services Group, Inc. (The)                     5.55      08/16/08             494,518
      140   International Lease Finance Corp. (Series Q)                     4.625      06/02/08             140,341
                                                                                                         -----------
                                                                                                           1,306,221
                                                                                                         -----------

            Oil & Gas Pipelines (0.8%)
      555   Enbridge Energy Parners, LP                                       4.00      01/15/09             556,818
      135   Enterprise Products Oprating Note                                 7.50      02/01/11             145,946
                                                                                                         -----------
                                                                                                             702,764
                                                                                                         -----------
            Oil Refining/Marketing (0.5%)
      495   Valero Energy Corp.                                               3.50      04/01/09             495,213
                                                                                                         -----------
            Other Metals/Minerals (0.4%)
      370   Brascan Corp. (Canada)                                           8.125      12/15/08             380,988
                                                                                                         -----------
            Packaged Software (0.1%)
      140   Oracle Corp.                                                      5.00      01/15/11             143,523
                                                                                                         -----------
            Property - Casualty Insurers (1.2%)
      815   Mantis Reef Ltd. - 144A* (Cayman Islands)                        4.692      11/14/08             819,389
      300   Xlliac Global Funding - 144A*                                     4.80      08/10/10             299,010
                                                                                                         -----------
                                                                                                           1,118,399
                                                                                                         -----------
            Railroads (0.4%)
      425   Burlington Santa Fe Corp.                                        6.125      03/15/09             434,139
                                                                                                         -----------
            Real Estate Development (0.7%)
      347   World Financial Properties - 144A*                                6.91      09/01/13             356,536
      306   World Financial Properties - 144A*                                6.95      09/01/13             307,500
                                                                                                         -----------
                                                                                                             664,036
                                                                                                         -----------
            Real Estate Investment Trusts (0.3%)
      355   iStar Financial Inc.                                             5.496+     03/09/10             316,217
                                                                                                         -----------
            Restaurants (0.5%)
      500   Tricon Global Restaurant, Inc.                                    7.65      05/15/08             505,796
                                                                                                         -----------
            Savings Banks (1.1%)
      475   Sovereign Bancorp, Inc.                                          5.114+     03/23/10             454,598
      150   Sovereign Bank (Series CD)                                        4.00      02/01/08             150,000
      155   Washington Mutual Inc.                                            4.00      01/15/09             147,422
      310   Washington Mutual Inc.                                            8.25      04/01/10             294,938
                                                                                                         -----------
                                                                                                           1,046,958
                                                                                                         -----------
            TOTAL CORPORATE BONDS
               (Cost $34,246,145)                                                                         33,802,493
                                                                                                         -----------
            COLLATERALIZED MORTGAGE OBLIGATIONS (33.8%)
            U.S. Government Agencies - Collateralized Mortgage
               Obligations (2.8%)
    1,712   Federal Home Loan Mortgage Corp. 2182 ZC                          7.50      09/15/29           1,197,816
      818   Federal National Mortgage Assoc. 2005-27 NA (PAC)                 5.50      01/25/24             639,278
      785   Federal National Mortgage Assoc. 2005-52 PA (PAC)                 6.50      06/25/35             776,887
                                                                                                         -----------
            Total U.S. Government Agencies- Collateralized Mortgage
               Obligations                                                                                 2,613,981
                                                                                                         -----------
            Private Issues - Collateralized Mortgage Obligations (31.0%)
      333   American Home Mortgage Assets 2007-5 A3                          3.676+     06/25/47             254,032
      696   Bank of America Funding Corp. - 2006-H 3A1                       6.207      09/20/46             710,908
      433   Bear Stearns Alt -A Trust - 2003-3 3A                            3.726+     10/25/33             436,538
            Bear Stearns Mortgage Funding Trust
      758      2006-AR1 1A2                                                  3.626+     07/25/36             659,060
      889      2006-AR3 1A1                                                  3.556+     10/25/36             827,549
            Countrywide Alternative Loan Trust
      820      2005-58 A2                                                    4.349+     12/20/35             748,324
      584      2006-0A1 1A2                                                  4.234+     03/20/46             530,584
    3,130      2005-81 X1 (IO)                                               0.956+     02/25/37             163,356
            Countrywide Alternative Loan Trust NIM
      545      2006-0A14 2A1                                                 3.570+     11/25/46             497,094
      578      2006-0A22 A2                                                  3.586+     02/25/47             514,583
      210      2005-J2 1A12                                                  3.776+     04/25/35             200,898
      219      2005-J1 5A1                                                   3.776+     02/25/35             209,497
      913      2006-0A16 A3                                                  3.626+     10/25/46             823,198
      398      2005-76 2A2                                                   6.362+     02/25/36             367,800
    3,644      2006-0A1 2X (IO)                                               1.04+     03/20/46             172,271
    2,935   Countrywide Home Loans - 2004-25 1X (IO)                          1.56+     02/25/35              66,504
      779   DSLA Mortgage Loan Trust - 2006-AR2 2A1A                         4.134+     11/19/37             728,799
      644   First Horizon Alternative Mortgage Sec. -2006-FA8 1A7             6.00      02/25/37             651,126
            Greenpoint Mortgage Funding Trust
      671      2006-AR2 4A1                                                  6.662+     03/25/36             641,284
    1,489      2005-AR3 X1 (IO)                                               1.21+     08/25/45              47,297

    2,563      2005-AR4 X4 (IO)                                               1.99+     10/25/45              86,508
            GS Mortgage Securities Corp.
       82      2007-NIM1 N1 - 144A*                                           6.25      08/25/46              80,732
        1      2006-NIM3 N1 - 144A*                                          6.414+     06/25/46                 724
            Harborview Mortgage Loan Trust
      909      2006-10 2A1B                                                  4.174+     11/19/36             820,115
      292      2006-7 2A1B                                                   4.184+     10/19/37             535,861
      724      2006-8 2A1B                                                   4.184+     08/21/36             664,802
      628      2006-1 2A1A                                                    4.17+     03/19/37             572,896
        #      2006-5 PO2 (PO)                                                0.00      07/19/47                  10
    2,799      2006-5 X2 (IO)                                                 2.03+     07/19/47             110,209
    2,848      2005-2 X (IO)                                                  1.46+     05/19/35              72,083
    1,959      2005-16 X1 (IO)                                                1.05+     01/19/36              69,184
    4,681      2005-16 X3 (IO)                                                0.60+     01/19/36             146,274
    2,532      2005-3 X2 (IO)                                                 0.32+     06/19/35              63,298
      212      2005-9 B1                                                     4.534+     06/20/35             168,846
        2      2006-1 PO1 (PO)                                                0.00      03/19/37               1,659
    1,054      2006-12 2A2B                                                  4.184+     01/19/38             927,479
    1,493      2005-16 4A1A                                                  6.662+     01/19/36           1,487,587
    3,678      2006-1 X1 (IO)                                                 0.41      03/19/37             163,207
            Harborview NIM Corp.
      100      2006-14 N1 - 144A*                                            6.409      03/19/38              99,757
       12      2006-9A N1                                                    6.409      11/19/36              12,203
       80      2007-1A N1 - 144A*                                            6.409      03/19/37              79,866
      112      2006-12 N1 - 144A*                                            6.409      12/19/36             111,145
      147   Indymac Index Mortgage Loan Trust 2004-AR3 B1                    4.126+     07/25/34             107,997
            Luminent Mortgage Trust
      672      2006-6 A1                                                     3.576+     10/25/46             628,672
      538      2006-1 A1                                                     5.105+     04/25/36             504,869
      547      2006-2 A1B                                                    3.656+     02/25/46             502,509
      350   Master Adjustable Rate Mortgages Trust 2007-3 1M2                5.965+     05/25/47             192,273
        3   Rali NIM Corp. 2006-Q04 N1 - 144A*                               6.048      04/25/46               2,584
            Residential Accredit Loans Inc.
      256      2006-Q01 2A1                                                  3.646+     02/25/46             242,159
      405      2006-Q01 2A2                                                  3.706+     02/25/46             371,169
      227      2006-Q01 1A1                                                  3.636+     02/25/46             211,028
      737      2006-QH1 A1                                                   3.566+     12/25/36             682,637
      887      2006-Q06 A2                                                   3.606+     06/25/46             805,235
      849      2006-QO10 A2                                                  3.576+     01/25/37             705,031
    1,021      2007-QH1 A2                                                   3.566+     02/25/37             924,051
      476      2007-Q04 A2                                                   3.636+     05/25/47             433,936
      286      2007-Q04 A3                                                   3.676+     05/25/47             222,799
            Structured Asset Mortgage Investments Inc.
      835      2006-AR8 A1A                                                  3.576+     10/25/36             774,320
      764      2007-AR2 1A2                                                  3.566+     02/25/37             682,723
      693      2006-AR2 A2                                                   5.175+     02/25/36             631,721
      432      2006-AR1 2A                                                   5.175+     02/25/36             390,636
            Washington Mutual Mortgage Pass-Through Certificates
      808      2005-AR15 A1B3                                                3.716+     11/25/45             743,004
      287      2005-AR8 2AB3                                                 3.736+     07/25/45             258,631
      748      2005-AR13 A1B3                                                3.736+     10/25/45             681,205
      627      2006-AR6 2A                                                   5.622+     08/25/46             597,001
      995      2006-AR9 1A                                                   5.622+     08/25/46             965,546
    2,440      2004-AR10 X (IO)                                               0.61      07/25/44              45,751
    3,337      2004-AR12 X (IO)                                               0.63      10/25/44              70,911
    1,304      2004-AR8 X (IO)                                                0.61      06/25/44              27,711
            Washington Mutual Mortgage Pass-Through
      703      2006-AR2 A1A                                                  5.803+     04/25/46             655,758
                                                                                                         -----------
            Total Private Issues - Collateralized Mortgage Obligations                                    28,587,014
                                                                                                         -----------
            TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
               (Cost $31,473,817)                                                                         31,200,995
                                                                                                         -----------
            COMMERICIAL MORTGAGE-BACKED SECURITIES (0.9%)
      245   Citigroup Commercial Mortgage Trust 2007-C6 A1                   5.622      12/10/49             247,678
      602   JP Morgan Chase CMBS 2007-LD11 A1                                5.651      06/15/49             609,169
                                                                                                         -----------
            TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
               (Cost $849,498)                                                                               856,847
                                                                                                         -----------
            U.S. GOVERNMENT AGENCIES - MORTGAGE-BACKED SECURITIES (15.9%)
      942   Federal Home Loan Mortgage Corp.                                  7.50   10/01/26-06/01/32     1,020,517

      624   Federal Home Loan Mortgage Corp. ARM                              6.04      08/01/34             634,877
        5   Federal Home Loan Mortgage Corp. PC Gold                          6.50   07/01/29-09/01/29         5,682
    1,314   Federal Home Loan Mortgage Corp. PC Gold                          7.50   01/01/30-07/01/32     1,422,257
      763   Federal National Mortgage Assoc.                                   6.5   01/01/29-07/01/32       796,865
    1,178   Federal National Mortgage Assoc.                                  7.00   02/01/26-04/01/33     1,258,553
      453   Federal National Mortgage Assoc.                                  7.50   09/01/29-07/01/32       489,848
      957   Federal National Mortgage Assoc. ARM                             4.266      04/01/35             961,086
      773   Federal National Mortgage Assoc. ARM                             4.324      05/01/35             788,178
      930   Federal National Mortgage Assoc. ARM                             4.373      05/01/35             942,888
      419   Federal National Mortgage Assoc. ARM                             4.537      04/01/35             420,856
    1,176   Federal National Mortgage Assoc. ARM                             4.781      07/01/35           1,199,114
    1,389   Federal National Mortgage Assoc. ARM                             4.716      09/01/35           1,407,682
      396   Federal National Mortgage Assoc. ARM                             5.477      07/01/34             400,725
      182   Federal National Mortgage Assoc. ARM                              5.59      06/01/34             183,953
      323   Federal National Mortgage Assoc. ARM                              6.16      09/01/34             326,118
      364   Federal National Mortgage Assoc. ARM                             6.801      07/01/33             370,943
      947   Government National Mortgage Assoc. II                           6.375+  06/20/22-05/20/23       968,522
      792   Government National Mortgage Assoc. II                           5.625+  08/20/29-09/20/29       797,610
      222   Government National Mortgage Assoc. II                           6.125+  10/20/24-12/20/24       225,732
                                                                                                         -----------
            TOTAL U.S. GOVERNMENT AGENCIES - MORTGAGE-BACKED SECURITIES
               (Cost $13,397,007)                                                                         14,622,006
                                                                                                         -----------
            ASSET-BACKED SECURITIES (10.1%)
      241   Aegis Asset Backed Securities Trust 2004-2 B1                     5.38+     06/25/34             136,812
      350   Ameriquest Mortgage Securities Inc. 2004-R7 M5                   6.023+     08/25/34             281,396
      100   Bank of America Sec 2006-G1 Cl A3                                 5.18      06/18/10             101,256
     1150   Bank of America CDT CD Trust-2007-A13                             5.25+     04/16/12           1,144,548
     1125   Capital Auto Receivables Asset Trust 2007-SN1 A3A                 5.38      07/15/10           1,150,968
      737   Chase Manhattan Auto Owner Trust 2004-A A4                        2.83      09/15/10             736,312
      925   Chase Issuance Trust - 2007-A15 A                                 4.96      09/17/12             954,984
      750   Daimler Chrysler Auto Tr 2007-A A3A                               5.00      02/08/12             769,328
      950   Ford Credit Auto Owner Trust 2007-A A3A                           5.40      08/15/11             980,176
     1023   Harley-Davidson Motorcycle Trust 2003-3 A2                        2.76      05/15/11           1,018,540
      150   Hertz Vehicle Financing LLC 2005-2A A2 - 144A*                    4.93      02/25/10             147,655
       48   Home Equity Asset Trust 2004-3 B1                                 5.48+     08/25/34              32,286
      750   Hyundai Auto Receivables Trust- 2007-A A3A                        5.04      01/17/12             761,514
      650   Nissan Auto Receivables Owner Trust -2007-B A3                    5.03      05/16/11             666,295
      425   Park Place Securities Inc. 2004-MCW1 M7                          6.723+     10/25/34             336,579
      116   Soundview Home Equity Loan Trust 2006-OPT3 2A1                    3.44+     06/25/36             115,922
                                                                                                         -----------
            TOTAL ASSET-BACKED SECURITIES (Cost $9,500,018)                                                9,334,571
                                                                                                         -----------
            SHORT-TERM INVESTMENTS (2.1%)
            U.S. Government Obligation (a) (0.2%)
      200   U.S. Treasury Bill ** (Cost $198,793)                                                            198,793
                                                                                                         -----------

NUMBER OF
 SHARES
 (000)
---------
            Investment Company (b) (1.9%)
    1,743   Morgan Stanley Institutional Liquidity Money Market Portfolio
               - Institutional Class (Cost $1,742,583)                                                     1,742,583
                                                                                                         -----------
            Total Short-Term Investments (Cost $1,941,376)                                                 1,941,376
                                                                                                         -----------
            Total Investments  (Cost $91,407,861) (c) (d)                     99.4%                       91,758,288
                                                                                                         -----------
            OTHER ASSETS IN EXCESS OF LIABILITIES                              0.6                           521,637
                                                                            ------                       -----------
            NET ASSETS                                                       100.0%                      $92,279,925
                                                                            ======                       ===========

----------
ARM  Adjustable Rate Mortgage.

IO   Interest Only Security.

MTN  Medium Term Note.

PAC  Planned Amortization Class.

PC   Participation Certificate.

PO   Principal Only Security.

#    Amount less than one thousand.

*    Resale is restricted to qualified institutional investors.

** A portion of this security has been physically segregated in connection with open futures contracts in the amount of $63,800.

+ Floating rate security. Rate shown is the rate in effect at January 31, 2008.

(a) Purchased on a discount basis. The interest rate shown has been adjusted to reflect a money market equivalent yield.

(b) The Fund invests in Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class, an open-end management investment company managed by the Investment Adviser.
     Investment advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class with respect to assets invested by the Fund in Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class. Income distributions earned by the Fund totaled $64,552 for the period ended January 31, 2008.

(c) Securities have been designated as collateral in an amount equal to $39,948,897 in connection with open futures and swap contracts.

(d) The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

FUTURES CONTRACTS OPEN AT JANUARY 31, 2008:

                                                                            UNREALIZED
NUMBER OF                    DESCRIPTION, DELIVERY      UNDERLYING FACE    APPRECIATION
CONTRACTS   LONG/SHORT           MONTH AND YEAR         AMOUNT AT VALUE   (DEPRECIATION)
---------   ----------   ----------------------------   ---------------   --------------
   43          Long      U.S. Treasury Note,
                            March 2008                    $ 5,018,906       $ 138,274
   28          Long      U.S. Treasury Note 5 Year,
                            March 2008                      3,164,000          79,802
    3          Long      U.S. Treasury Note 5 Year,
                            June 2008                         337,734            (430)
    2         Short      U.S. Treasury Bonds 20 Year,
                            March 2008                       (238,625)        (10,317)
  146         Short      U.S. Treasury Notes 2 Year,
                            March 2008                    (31,129,939)       (461,556)
                                                                            ---------
                         Net Unrealized Depreciation...................     $(254,227)
                                                                            =========

CREDIT DEFAULT SWAP CONTRACTS OPEN AT JANUARY 31, 2008:

                                              NOTIONAL                                   UNREALIZED
      SWAP COUNTERPARTY &         BUY/SELL     AMOUNT   PAY/RECEIVE     TERMINATION     APPRECIATION
     REFERENCE OBLIGATION        PROTECTION   (000'S)    FIXED RATE         DATE        (DEPRECIATION)
     --------------------        ----------   --------  ----------    --------------   --------------
Goldman Sachs International
   Dell Inc.                        Buy          $300       0.22%     March 20, 2012     $  3,296
Citibank, N.A., New York
   Covidien                         Buy           113       0.43      March 20, 2012         (311)
Citibank, N.A., New York
   Covidien                         Buy            50       0.43      March 20, 2012         (137)
Citibank, N.A., New York
   Tyco Electronics                 Buy           113       0.43      March 20, 2012        1,316
Citibank, N.A., New York
   Tyco Electronics                 Buy            50       0.43      March 20, 2012          580
Citibank, N.A., New York
   Tyco International Ltd.          Buy           113       0.43      March 20, 2012        1,316
Citibank, N.A., New York
   Tyco International Ltd.          Buy            50       0.43      March 20, 2012          581
Goldman Sachs International
Dow Jones CDX.NA.IG.HVOL.8          Sell          800       0.35       June 20, 2012      (14,765)
                                                                                         --------
   Net Unrealized Depreciation........................................................   $ (8,123)
                                                                                         ========

INTEREST RATE SWAP CONTRACTS OPEN AT JANUARY 31, 2008:

                               NOTIONAL
                                AMOUNT        PAYMENTS            PAYMENTS            TERMINATION        UNREALIZED
        COUNTERPARTY            (000'S)   RECEIVED BY FUND      MADE BY FUND++            DATE          APPRECIATION
        ------------           --------   ----------------   -------------------   ------------------   ------------
JPMorgan Chase N.A. New York    $2,250    Fixed Rate 5.391%   Floating Rate 5.15%     June 6, 2009        $ 73,418
JPMorgan Chase N.A. New York     2,260    Fixed Rate 5.486   Floating Rate 5.057      June 14, 2009         76,998
JPMorgan Chase N.A. New York     2,300    Fixed Rate 5.364   Floating Rate 4.842      June 28, 2009         75,969
JPMorgan Chase N.A. New York     2,225    Fixed Rate 5.357   Floating Rate 5.242      July 13, 2009         75,761
JPMorgan Chase N.A. New York     2,200    Fixed Rate 5.078   Floating Rate 5.356     August 1, 2009         74,448
Goldman Sachs International      2,100    Fixed Rate 4.642   Floating Rate 5.14    September 11, 2009       56,532
JPMorgan Chase N.A. New York     2,100    Fixed Rate 4.793   Floating Rate 4.926   September 20, 2009       62,034
JPMorgan Chase N.A. New York     2,100    Fixed Rate 4.782   Floating Rate 3.951    October 18, 2009        65,730
   Deutsche Bank                 2,000    Fixed Rate 4.550   Floating Rate 3.847    October 23, 2009        55,220
JPMorgan Chase N.A. New York     2,000    Fixed Rate 4.384   Floating Rate 3.306    October 29, 2009        52,800
   Deutsche Bank                 2,000    Fixed Rate 4.426   Floating Rate 4.897    November 8, 2009        54,920
JPMorgan Chase N.A. New York     2,000    Fixed Rate 4.139   Floating Rate 5.132    December 12, 2009       43,160
JPMorgan Chase N.A. New York     2,000    Fixed Rate 3.989   Floating Rate 5.057    December 14, 2009       37,700
JPMorgan Chase N.A. New York     1,900    Fixed Rate 2.785   Floating Rate 3.111    February 4, 2010             0
                                                                                                          --------
   Total Unrealized Appreciation........................................................................  $804,690
                                                                                                          ========

----------
++   Floating rate represents USD-3 months LIBOR.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Fund's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Limited Duration Fund


/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
March 20, 2008

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
March 20, 2008


/s/ Francis Smith
Francis Smith
Principal Financial Officer
March 20, 2008


                                        3